Pre-funded Warrants	6 Months Ended
Jun. 30, 2026
Pre-funded Warrants
Pre-funded Warrants

Note 15. Pre-funded Warrants

On June 17, 2026, the Company entered into Securities Purchase Agreements with certain qualified institutional and accredited investors in connection with a private placement of 6,719,896 shares of Class A common stock and 6,374,823 pre-funded warrants to purchase shares of Class A common stock (the “Pre-Funded Warrants”). The Company received aggregate gross proceeds of approximately $900 million before deducting placement agent fees and other offering costs.

Each Pre-Funded Warrant was issued at a purchase price of $68.2799 and is exercisable for one share of the Company’s Class A common stock at a nominal exercise price of $0.0001 per share. The Pre-Funded Warrants became exercisable on June 22, 2026 and remain exercisable until exercised in full.

The exercise of the Pre-Funded Warrants is subject to certain beneficial ownership limitations. Prior to obtaining stockholder approval, a holder generally may not exercise the warrants to the extent such exercise would result in beneficial ownership exceeding 9.99% of the Company’s outstanding common stock, subject to specified increases upon satisfaction of certain conditions and removal of the limitation following stockholder approval.

Management evaluated the Pre-Funded Warrants under ASC 480, Distinguishing Liabilities from Equity, and ASC 815-40, Derivatives and Hedging- Contracts in Entity’s Own Equity, and concluded that the Pre-Funded Warrants qualify for equity classification. Accordingly, the proceeds allocated to the Pre-Funded Warrants, net of the related allocated issuance costs, were recorded within additional paid-in capital. Offering costs were allocated between the common shares issued and the Pre-Funded Warrants based on their relative fair values.

For earnings per share purposes, the Pre-Funded Warrants are included in the calculation of basic earnings per share because the exercise price is nominal and there are no substantive exercise contingencies.